Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Contractual Lease Obligations
The following table reflects the minimum base rental cash payments due from the Company over the next five years and thereafter for certain ground and office lease obligations (amounts in thousands):

Future Minimum Lease Payments
2014	$4,541
2015	4,443
2016	4,214
2017	4,244
2018	3,212
Thereafter	63,787
$84,441

Litigation
In the ordinary course of business, the Company may become subject to litigation or claims. There are no material legal proceedings pending or known to be contemplated against the Company, except as follows:
ARCT III Litigation Matters
After the announcement of the ARCT III Merger Agreement on December 17, 2012, Randell Quaal filed a putative class action lawsuit filed on January 30, 2013 against the Company, the OP, ARCT III, ARCT III OP, the members of the board of directors of ARCT III and certain subsidiaries of the Company in the Supreme Court of the State of New York. The plaintiff alleges, among other things, that the board of ARCT III breached its fiduciary duties in connection with the transactions contemplated under the ARCT III Merger Agreement. In February 2013, the parties agreed to a memorandum of understanding regarding settlement of all claims asserted on behalf of the alleged class of ARCT III stockholders. In connection with the settlement contemplated by that memorandum of understanding, the class action and all claims asserted therein will be dismissed, subject to court approval. The proposed settlement terms required ARCT III to make certain additional disclosures related to the ARCT III Merger, which were included in a Current Report on Form 8-K filed by ARCT III with the SEC on February 21, 2013. The memorandum of understanding also added that the parties will enter into a stipulation of settlement, which will be subject to customary conditions, including confirmatory discovery and court approval following notice to ARCT III's stockholders. If the parties enter into a stipulation of settlement, a hearing will be scheduled at which the court will consider the fairness, reasonableness and adequacy of the settlement. There can be no assurance that the parties will ultimately enter into a stipulation of settlement, that the court will approve any proposed settlement, or that any eventual settlement will be under the same terms as those contemplated by the memorandum of understanding, therefore any losses that may be incurred to settle this matter are not determinable.
CapLease Litigation Matters
Since the announcement of the CapLease Merger Agreement on May 28, 2013, the following lawsuits have been filed:
On May 28, 2013, Jacquelyn Mizani filed a putative class action lawsuit in the Supreme Court for the State of New York against the Company, the OP, Safari Acquisition LLC, CapLease, CapLease LP, CLF OP General Partner, LLC and the members of the CapLease board of directors (the "Mizani Action"). The complaint alleges, among other things, that the merger agreement at issue was the product of breaches of fiduciary duty by the CapLease directors because the proposed merger transaction (the "CapLease Transaction") purportedly does not provide for full and fair value for the CapLease shareholders, the CapLease Transaction allegedly was not the result of a competitive bidding process, the merger agreement allegedly contains coercive deal protection measures and the merger agreement and the CapLease Transaction purportedly were approved as a result of improper self-dealing by certain defendants who would receive certain alleged employment compensation benefits and continued employment pursuant to the merger agreement. The complaint also alleges that CapLease, the Company, the OP and Safari Acquisition LLC aided and abetted the CapLease directors' alleged breaches of fiduciary duty.
On July 3, 2013, Fred Carach filed a putative class action and derivative lawsuit in the Supreme Court for the State of New York against the Company, the OP, Safari Acquisition LLC, CapLease, CapLease LP, CLF OP General Partner, LLC and the members of the CapLease board of directors (the "Carach Action"). The complaint alleges, among other things, that the merger agreement was the product of breaches of fiduciary duty by the CapLease directors because the merger purportedly does not provide for full and fair value for the CapLease shareholders, the CapLease Transaction allegedly was not the result of a competitive bidding process, the merger agreement allegedly contains coercive deal protection measures and the merger agreement and the CapLease Transaction purportedly were approved as a result of improper self-dealing by certain defendants who would receive certain alleged employment compensation benefits and continued employment pursuant to the merger agreement. The complaint also alleges that with respect to the Registration Statement and draft joint proxy statement issued in connection with the proposed CapLease Transaction on July 2, 2013, that disclosures made therein were insufficient or otherwise improper. The complaint also alleges that CapLease, the Company, the OP and Safari Acquisition LLC aided and abetted the CapLease directors' alleged breaches of fiduciary duty.
On June 25, 2013, Dewey Tarver filed a putative class action and derivative lawsuit in the Circuit Court for Baltimore City against the Company, the OP, Safari Acquisition LLC, CapLease, CapLease LP, CLF OP General Partner, LLC and the members of the CapLease board of directors (the "Tarver Action"). The complaint alleges, among other things, that the merger agreement was the product of breaches of fiduciary duty by the CapLease directors because the CapLease Transaction purportedly does not provide for full and fair value for the CapLease shareholders, the CapLease Transaction allegedly was not the result of a competitive bidding process, the merger agreement allegedly contains coercive deal protection measures and the merger agreement and the CapLease Transaction purportedly were approved as a result of improper self-dealing by certain defendants who would receive certain alleged employment compensation benefits and continued employment pursuant to the merger agreement. The complaint also alleges that CapLease, CapLease LP, CLF OP General Partner, LLC, the Company, the OP and Safari Acquisition, LLC aided and abetted the CapLease directors' alleged breaches of fiduciary duty.
Counsel who filed each of these three cases reached an agreement with each other as to who will serve as lead plaintiff and lead plaintiffs' counsel in the cases and where they will be prosecuted. Thus, on August 9, 2013, counsel in the Tarver Action filed a motion for stay in the Baltimore Court, informing the court that they had agreed to join and participate in the prosecution of the Mizani and Carach Actions in the New York Court. The Defendants consented to the stay of the Tarver Action in the Baltimore Court, and on September 5, 2013, Judge Pamela J. White issued an order granting that stay. Consequently, there has been no subsequent activity in the Baltimore Court in the Tarver Action. Also on August 9, 2013, all counsel involved in the Mizani and Carach Actions filed a joint stipulation in the New York Court, reflecting agreement among all parties that the Mizani and Carach Actions should be consolidated (jointly, "the Consolidated Actions") and setting out a schedule for early motion practice in response to the complaints filed (the "Consolidation Stipulation"). Pursuant to the Consolidation Stipulation, an amended complaint was also filed in the New York court on August 9, 2013 and was designated as the operative complaint in the Consolidated Actions ("Operative Complaint"). Pursuant to the Consolidation Stipulation, all Defendants filed a motion to dismiss all claims asserted in the Operative Complaint on September 23, 2013. Plaintiffs' response was due on or before November 7, 2013. On November 7, 2013, Plaintiffs filed a motion seeking leave to file a second amended complaint, which the Defendants have opposed. On March 24, 2014, Plaintiffs' counsel in the Consolidated Actions dismissed those claims without prejudice. Consequently, only the Tarver Action currently remains pending among these cases, although it remains stayed.
On October 8, 2013, John Poling filed a putative class action lawsuit in the Circuit Court for Baltimore City against the Company, the OP, Safari Acquisition LLC, CapLease, CapLease LP, CLF OP General Partner, LLC and the members of the CapLease board of directors (the "Poling Action"). The complaint alleges that the merger agreement breaches the terms of the CapLease' 8.375% Series B Cumulative Redeemable Preferred Stock ("Series B") and the terms of the 7.25% Series C Cumulative Redeemable Preferred Stock ("Series C") and is in violation of the Series B Articles Supplementary and the Series C Articles Supplementary. The Complaint alleges claims for breach of contract and breach of fiduciary duty against the CapLease entities and the CapLease board of directors. The complaint also alleges that the Company, the OP and Safari Acquisition, LLC aided and abetted CapLease and the CapLease directors' alleged breach of contract and breach of fiduciary duty.
On November 13, 2013, all counsel involved in the Poling Action filed a joint stipulation, reflecting agreement among all parties concerning a schedule for early motion practice in response to the complaint filed (the "Scheduling Stipulation"). Pursuant to the Scheduling Stipulation, all Defendants filed a motion to dismiss all claims asserted in the Operative Complaint on December 20, 2013. Plaintiffs' counsel has opposed that the motion to dismiss, and a hearing on the motion tis currently scheduled for May 15, 2014.
Cole Litigation Matters
Three putative class action and/or derivative lawsuits, which were filed earlier this year, assert claims for breach of fiduciary duty, abuse of control, corporate waste, unjust enrichment, aiding and abetting breach of fiduciary duty and other claims relating to the merger between a wholly owned subsidiary of Cole and Cole Holdings Corporation, pursuant to which Cole became a self-managed REIT. On October 22, 2013, the Circuit Court for Baltimore City granted all defendants' motion to dismiss with prejudice the action pending before the court, but the plaintiffs have appealed that dismissal. The other two lawsuits, which also purport to assert shareholder class action claims under the Securities Act of 1933, as amended (the "Securities Act"), are pending in the United States District Court for the District of Arizona. Defendants filed a motion to dismiss both complaints on January 10, 2014. Subsequently, both of those lawsuits have been stayed by the Court pursuant to a joint request made by all parties pending final approval of the consolidated Baltimore Cole Merger Actions described below.
To date, eleven lawsuits have been filed in connection with the Cole Merger. Two of these suits - Wunsch v. Cole, et al ("Wunsch"), No. 13-CV-2186, and Sobon v. Cole, et al ("Sobon") - were filed as putative class actions on October 25, 2013 and November 18, 2013, respectively, in the U.S. District Court for the District of Arizona. Between October 30, 2013 and November 14, 2013, eight other putative stockholder class action or derivative lawsuits were filed in the Circuit Court for Baltimore City, Maryland, captioned as: (i) Operman v. Cole, et al ("Operman"); (ii) Branham v. Cole, et al ("Branham"); (iii) Wilfong v. Cole, et al. ("Wilfong"); (iv) Polage v. Cole, et al. ("Polage"); (v) Corwin v. Cole, et al ("Corwin"); (vi) Green v. Cole, et al ("Green"); (vii) Flynn v. Cole, et al ("Flynn") and (viii) Morgan v. Cole, et al. ("Morgan"). All of these lawsuits name the Company, Cole and Cole's board of directors as defendants; Wunsch, Sobon, Branham, Wilfong, Flynn, Green, Morgan and Polage also name CREInvestments, LLC, a Maryland limited liability company and a wholly-owned subsidiary of the Cole, as a defendant. All of the named plaintiffs claim to be Cole stockholders and purport to represent all holders of Cole's stock. Each complaint generally alleges that the individual defendants breached fiduciary duties owed to plaintiff and the other public stockholders of Cole in connection with the Cole Merger, and that certain entity defendants aided and abetted those breaches. The breach of fiduciary duty claims asserted include claims that the Cole Merger does not provide for full and fair value for the Cole shareholders, that the Cole Merger was the product of an "inadequate sale process," that the Cole Merger Agreement contains coercive deal protection measures and the Cole Merger Agreement and that the Cole Merger were approved as a result of or in a manner which facilitates improper self-dealing by certain defendants. In addition, the Flynn, Corwin, Green, Wilfong, Polage and Branham lawsuits claim that the individual defendants breached their duty of candor to shareholders and the Branham and Polage lawsuits assert claims derivatively against the individual defendants for their alleged breach of fiduciary duties owed to Cole. The Polage lawsuit also asserts derivative claims for waste of corporate assets and unjust enrichment. The Wunsch and Sobon lawsuits also assert claims against Cole and the individual defendants under Section 14(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), based on allegations that the proxy materials omitted to disclose allegedly material information, and a claim against the individual defendants under Section 20(a) of the Exchange Act based on the same allegations. Among other remedies, the complaints seek unspecified money damages, costs and attorneys' fees.
In January 2014, the parties to the eight lawsuits filed in the Circuit Court for Baltimore City, Maryland ("the consolidated Baltimore Cole Merger Actions") entered into a memorandum of understanding regarding settlement of all claims asserted on behalf of the alleged class of Cole stockholders. In connection with the settlement contemplated by that memorandum of understanding, the class action and all claims asserted therein will be dismissed, subject to court approval. The proposed settlement terms required Cole to make certain additional disclosures related to the Cole Merger, which were included in a Current Report on Form 8-K filed by Cole with the SEC on January 14, 2014. The memorandum of understanding also contemplated that the parties will enter into a stipulation of settlement, which will be subject to customary conditions, including confirmatory discovery and court approval following notice to Cole's stockholders. If the parties enter into a stipulation of settlement, a hearing will be scheduled at which the court will consider the fairness, reasonableness and adequacy of the settlement. There can be no assurance that the parties will ultimately enter into a stipulation of settlement, that the court will approve any proposed settlement, or that any eventual settlement will be under the same terms as those contemplated by the memorandum of understanding, therefore any losses that may be incurred to settle this matter are not determinable.
The Sobon lawsuit was voluntarily dismissed on February 3, 2014. The Company believes that the Wunsch lawsuit in connection with the Cole Merger is without merit and that it has substantial meritorious defenses to the claims set forth in the complaint.
On December 27, 2013, Realistic Partners filed a putative class action lawsuit against the Company and the members of its board of directors in the Supreme Court for the State of New York. Cole was later added as a defendant also. The plaintiff alleges, among other things, that the board of the Company breached its fiduciary duties in connection with the transactions contemplated under the Cole Merger Agreement and that Cole aided and abetted those breaches. In January 2014, the parties entered into a memorandum of understanding regarding settlement of all claims asserted on behalf of the alleged class of the Company's stockholders. In connection with the settlement contemplated by that memorandum of understanding, the class action and all claims asserted therein will be dismissed, subject to court approval. The proposed settlement terms required the Company to make certain additional disclosures related to the Cole Merger, which were included in a Current Report on Form 8-K filed by the Company with the SEC on January 17, 2014. The memorandum of understanding also contemplated that the parties will enter into a stipulation of settlement, which will be subject to customary conditions, including confirmatory discovery and court approval following notice to the Company's stockholders. If the parties enter into a stipulation of settlement, a hearing will be scheduled at which the court will consider the fairness, reasonableness and adequacy of the settlement. There can be no assurance that the parties will ultimately enter into a stipulation of settlement, that the court will approve any proposed settlement, or that any eventual settlement will be under the same terms as those contemplated by the memorandum of understanding, therefore any losses that may be incurred to settle this matter are not determinable.
The Company maintains directors and officers liability insurance, which the Company believes should provide coverage to the Company and its officers and directors for most or all of any costs, settlements or judgments resulting from the lawsuits.
Environmental Matters
In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company has not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition, in each case, that it believes will have a material adverse effect on the results of operations.